CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) operating activities	$ (1,299,731)	$ (555,602)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets		65,582
Cash paid for oil and gas properties		(57,424)
Cash paid for purchase of property and equipment	(1,278)	(17,826)
Net cash (used in) investing activities	(1,278)	(9,668)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,347,000	691,937
Proceeds from notes payable		79,965
Payment on notes payable	(3,312)	(33,105)
Net cash provided by financing activities	1,343,688	738,797
INCREASE (DECREASE) IN CASH	42,679	173,527
BEGINNING BALANCE	69,433	1,051
ENDING BALANCE	112,112	174,578
Cash paid for interest	21,316	34,706
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock		49,992
Conversion of debt for common stock		395,877
Acquisition of vehicle with note		19,965
Issuance of common stock for Natural Resource Group, Inc. Common Stock	14,872
Forgiveness of related party notes	14,040
Assumption of liabilites by former officer and shareholder	$ 283,701